Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Cash paid for the acquisition of property and equipment	$ 144	$ 30
Property and equipment	635	488	$ 569	$ 515
Office equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	36
Computer and Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Cash paid for the acquisition of property and equipment	143	30
Property and equipment	$ 503	$ 330	$ 433	$ 342